Employees - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) Sk	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities		12.00%
Actual return on plan assets		€ (2,958)	€ 557
Actual return on plan assets (excluding amounts in net finance income/charge)		(2,385)	1,108	€ (1,475)
Interest income		573
Property and leases		1,728	1,579
Forecast [Member]
Disclosure Of Pension Plans [Line Items]
Contribution payable to the US Unicare Pension Plan in 2020 | $	$ 100
Property and Leases Occupied by Unilever [Member]
Disclosure Of Pension Plans [Line Items]
Property and leases		30	28
Unilever securities [Member]
Disclosure Of Pension Plans [Line Items]
Equity securities		€ 12	€ 12
Percentage of plan assets in equity securities		0.05%	0.10%
Pension liabilities [Member]
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities		96.00%
Special Benefits Trust [Member]
Disclosure Of Pension Plans [Line Items]
Excluded plan assets		€ 54	€ 59
United Kingdom [Member]
Disclosure Of Pension Plans [Line Items]
Percentage of long term trend future improvements		1.00%
2018 CMI core projections (Sk) | Sk		7.0
United Kingdom [Member] | Interest rate risk [Member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage		55.00%
United Kingdom [Member] | Inflation rate risk [member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage		55.00%
Netherlands [Member] | Interest rate risk [Member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage		32.00%
Netherlands [Member] | Inflation rate risk [member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage		20.00%
Defined Benefit Plans [Member]
Disclosure Of Pension Plans [Line Items]
Current estimated group employer contributions, payable in 2016 excluding UK pension fund deficit contributions | £					£ 600
Other Post-Employment Benefit Plans [Member]
Disclosure Of Pension Plans [Line Items]
Period of level of medical cost inflation		5 years
Other Post-Employment Benefit Plans [Member] | Bottom of range [member]
Disclosure Of Pension Plans [Line Items]
Rate of level of medical cost inflation		7.00%
Liabilities [Member]
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities		84.00%